Taxation - Schedule of Beginning and Ending of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in unrecognized tax benefits
Beginning unrecognized tax benefits	$ 18,784	$ 24,593	$ 25,660
Increases related to prior year tax positions	4,451	1,956	651
Decreases related to prior year tax positions	(3,912)	(8,034)	(1,036)
Increases related to current year tax provisions	589	286	921
Decreases related to current year tax positions	(1,013)	(17)	(143)
Decreases related to settlement with tax authorities	(2,155)		(1,460)
Closing unrecognized tax benefits	$ 16,744	$ 18,784	$ 24,593